ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
596	First Trust Senior Loan ETF	$27,386
314,743	Invesco Fundamental High Yield Corporate Bond ETF	5,596,131
11,852	iShares Convertible Bond ETF	913,078
46,675	iShares iBoxx $ Investment Grade Corporate Bond	4,900,408
54,567	iShares MBS ETF	4,885,929
287,616	iShares U.S. Treasury Bond ETF	6,372,133
63,218	Janus Henderson AAA CLO ETF	3,210,842
19,582	SPDR Bloomberg High Yield Bond ETF	1,829,546
		27,735,453

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,136,165)	27,735,453

	TOTAL INVESTMENTS - 99.4% (Cost $30,136,165)	$27,735,453
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	168,822
	NET ASSETS - 100.0%	$27,904,275

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Securities

SPDR	- Standard & Poor’s Depositary Receipt